Loans, financing and debentures - Roll-forward of loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Opening balance	R$ 77,172,692	R$ 74,574,591
Fundraising, net of issuance costs	10,934,280	10,944,794
Interest accrued	2,545,932	4,797,094
Monetary and exchange rate variation, net	9,383,027	(4,185,675)
Settlement of principal	(8,921,182)	(4,296,447)
Settlement of interest	(2,529,991)	(4,728,998)
Amortization of fundraising costs	39,616	67,333
Closing balance	R$ 88,624,374	R$ 77,172,692